Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Gains and Losses

	Years Ended December 31
	2021	2022	2023
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$93.2	$(410.1)	$(473.9)
Gain on disposal of investments accounted for using equity method, net	-	-	15.7
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(7,973.6)	(622.5)	6,523.1
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(1.3)	(0.9)	(9.5)
Financial assets at amortized cost	4.0	(51.5)	(26.2)
Other gains, net	489.7	72.8	932.4

	$(7,388.0)	$(1,012.2)	$6,961.6